LEGG MASON INTERNATIONAL EQUITY TRUST
                   (a series of Legg Mason Global Trust, Inc.)

          Supplement to the Primary Class Prospectus dated May 1, 2003

         Below are changes to the Legg Mason Global Trust Primary Class Prospectus that are being made to reflect the imposition of a 2.00% redemption fee on sales or exchanges of shares of Legg Mason International Equity Trust that have been held for less than 60 days on shares purchased on or after October 1, 2003.

1. The following row is added to the shareholder fee table on page 18 of the Primary Class Prospectus:

                                Shareholder Fees
                    (fees paid directly from your investment)

        ----------------------------------------------------------
        International Equity Trust -                    2.00%**
        Redemption Fee:
        ----------------------------------------------------------

** Proceeds of shares redeemed or exchanged within 60 days of purchase will be subject to a 2% redemption fee. The fee is paid directly to the fund and not to the manager or distributor.

2. The section entitled "How to Sell Your Shares--Emerging Markets Trust Redemption Fee" on page 26 of the Primary Class Prospectus is replaced in its entirety with the following:

Emerging Markets Trust and International Equity Trust Redemption Fee:

         These funds are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions affect the funds' investment planning and create additional transaction costs. For this reason, the funds impose a 2% redemption fee on all redemptions, including exchanges, of fund shares redeemed or exchanged within one year (with respect to Emerging Markets Trust) or within 60 days (with respect to International Equity Trust). The fee will be paid directly to the funds to help offset the costs imposed on them by short-term trading in foreign and emerging markets.

         The funds will use the "first-in, first-out" method to determine the holding period of shares - that is, the funds will assume that the oldest shares are redeemed first. The fee will not apply to any shares purchased through reinvestment of dividends or other distributions or to shares held in retirement plans; however, it will apply to shares held in IRAs (including IRA-based plans) and to shares purchased through automatic investment plans.

3. The second paragraph in the "Services for Investors--Exchange Privilege" section on page 30 of the Primary Class Prospectus is replaced in its entirety with the following:

         Other than the redemption fee imposed on exchanges of shares of Emerging Markets Trust and International Equity Trust, there is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one.

                    THIS SUPPLEMENT IS DATED AUGUST 11, 2003.

                      LEGG MASON INTERNATIONAL EQUITY TRUST
                   (a series of Legg Mason Global Trust, Inc.)

               Supplement to the Institutional Class and Financial
                 Intermediary Class Prospectus dated May 1, 2003

         Below are changes to the Legg Mason Global Trust Institutional Class and Financial Intermediary Class Prospectus that are being made to reflect the imposition of a 2.00% redemption fee on sales or exchanges of shares of Legg Mason International Equity Trust that have been held for less than 60 days on shares purchased on or after October 1, 2003.

1. The following row is added to the shareholder fee table on page 14 of the Institutional Class and Financial Intermediary Class Prospectus:

                                Shareholder Fees
                    (fees paid directly from your investment)

        --------------------------------------------------------------
        International Equity Trust -                        2.00%**
        Redemption Fee:
        --------------------------------------------------------------

** Proceeds of shares redeemed or exchanged within 60 days of purchase will be subject to a 2% redemption fee. The fee is paid directly to the fund and not to the manager or distributor.

2. The section entitled "How to Sell Your Shares--Emerging Markets Trust Redemption Fee" on page 23 of the Institutional Class and Financial Intermediary Class Prospectus is replaced in its entirety with the following:

Emerging Markets Trust and International Equity Trust Redemption Fee:

         These funds are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions affect the funds' investment planning and create additional transaction costs. For this reason, the funds impose a 2% redemption fee on all redemptions, including exchanges, of fund shares redeemed or exchanged within one year (with respect to Emerging Markets Trust) or within 60 days (with respect to International Equity Trust). The fee will be paid directly to the funds to help offset the costs imposed on them by short-term trading in foreign and emerging markets.

         The funds will use the "first-in, first-out" method to determine the holding period of shares - that is, the funds will assume that the oldest shares are redeemed first. The fee will not apply to any shares purchased through reinvestment of dividends or other distributions or to shares held in retirement plans; however, it will apply to shares held in IRAs (including IRA-based plans) and to shares purchased through automatic investment plans.

3. The second paragraph in the "Services for Investors--Exchange Privilege" section on page 25 of the Institutional Class and Financial Intermediary Class Prospectus is replaced in its entirety with the following:

         There is currently no fee for exchanges (except that Legg Mason Emerging Markets Trust and Legg Mason International Equity Trust charge a redemption fee). However, an exchange of a fund's shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

                    THIS SUPPLEMENT IS DATED AUGUST 11, 2003.

                      LEGG MASON INTERNATIONAL EQUITY TRUST
                   (a series of Legg Mason Global Trust, Inc.)

     Supplement to the Statement of Additional Information dated May 1, 2003

         Below are changes to the Legg Mason Global Trust Statement of Additional Information ("SAI") that are being made to reflect the imposition of a 2.00% redemption fee on sales or exchanges of shares of Legg Mason International Equity Trust that have been held for less than 60 days on shares purchased on or after October 1, 2003.

1.  The  fifth   paragraph   in  the   "Additional   Purchase   and   Redemption
Information--Other Information Regarding Redemptions" section on page 35 of the SAI is replaced in its entirety with the following:

         There is a 2% redemption fee charged for redemptions within one year of purchase of Emerging Markets Trust shares and within 60 days of purchase of International Equity Trust shares. The redemption fee is paid to the funds to reimburse them for transaction costs they incur entering into positions in foreign and emerging market securities and liquidating them in order to fund redemptions.

2. The first paragraph in the "Performance Information" section on pages 36-37 of the SAI is replaced in its entirety with the following:

            The following tables show the value, as of the end of each fiscal year, of a hypothetical investment of $10,000 made in each fund at commencement of operations of each class of fund shares. The tables assume that all dividends and other distributions are reinvested in each respective fund. They include the effect of all charges and fees applicable to the respective class of shares the fund has paid. (There are no fees for investing or reinvesting in the funds imposed by the funds and there are no redemption fees other than those described above for Emerging Markets Trust and International Equity Trust.) They do not include the effect of any income tax that an investor would have to pay on distributions. Performance data is only historical, and is not intended to indicate any fund's future performance.

                    THIS SUPPLEMENT IS DATED AUGUST 11, 2003.